UBS Select Prime Capital Fund
UBS Select Prime Capital Fund
Investment objective
Maximum current income consistent with liquidity and the preservation of capital.
Fees and expenses of the fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	UBS Select Prime Capital Fund UBS Select Prime Capital Fund
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		UBS Select Prime Capital Fund UBS Select Prime Capital Fund
Management fees	[1]	0.20%
Distribution (12b-1) fees	[1]	none
Other expenses	[1]	0.17%
Shareholder servicing fee	[1]	0.15%
Miscellaneous expenses	[1]	0.02%
Total annual fund operating expenses	[1]	0.37%
Fee waiver/expense reimbursement	[1],[2]	0.17%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[1],[2]	0.20%
[1]	The fund invests in securities through an underlying master fund, Prime Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Prime Master Fund, including management fees allocated from Prime Master Fund. Management fees are comprised of investment advisory and administration fees.
[2]	The fund and UBS Global Asset Management (Americas) Inc. ("UBS Global AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund, and to cause its affiliate UBS Global Asset Management (US) Inc. to waive its shareholder servicing fee, so that the fund's operating expenses through August 31, 2016 (excluding interest expense, if any, and extraordinary items) would not exceed 0.20%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the fund's expenses in any of those three years to exceed the expense cap. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's contract with UBS Global AM. Upon termination of the agreement, however, UBS Global AM's three year recoupment rights will survive.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.*

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 year	3 years	5 years	10 years
UBS Select Prime Capital Fund | UBS Select Prime Capital Fund | USD ($)	20	102	191	451

*	Except that the expenses reflect the effects of the fund’s fee waiver/expense reimbursement agreement, including any recoupments, for the first year only.

Principal strategies

Principal investments

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality money market instruments of governmental and private issuers. These may include:

•	short-term obligations of the US government and its agencies and instrumentalities;

•	repurchase agreements;

•	obligations of issuers in the financial services group of industries; and

•	commercial paper, other corporate obligations and asset-backed securities.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars. The fund will, under normal circumstances, invest more than 25% of its total assets in the financial services group of industries.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Concentration risk: The fund will invest a significant portion of its assets in securities issued by companies in the financial services group of industries, including US banking, non-US banking, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. Accordingly, the fund will be more susceptible to developments that affect those industries than other funds that do not concentrate their investments.

Financial services sector risk: Investments of the fund in the financial services sector may be particularly affected by economic cycles, business developments, interest rate changes and regulatory changes.

Foreign investing risk: The value of the fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund’s foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, such as Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

Interest rate risk: The value of the fund’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.

Money market fund regulatory risk: The US Securities and Exchange Commission (“SEC”) adopted changes to the rules that govern SEC-registered money market funds in July 2014 that will affect the manner in which money market funds are structured and operated. In addition, the SEC proposed additional regulatory changes, the final terms of which are yet to be determined. These changes may affect the investment strategies, performance, yield, operating expenses and continued viability of the fund. As of the date of this prospectus, UBS Global AM is evaluating the potential impact of these regulatory changes and expects to update investors in the future as the regulatory compliance deadlines approach.

Performance

Risk/return bar chart and table

The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over the various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Total return January 1 to June 30, 2015: 0.02% Best quarter during years shown—1Q 2013: 0.01% Worst quarter during years shown—1Q 2014: 0.00% (Actual total return was 0.0025%)
Total return (2013 was the fund’s first full calendar year of operations)

Average annual total returns (for the periods ended December 31, 2014)
Updated performance information is available by contacting your Financial Advisor or by calling 1-888-793 8637 (Option #1).
Average Annual Returns - UBS Select Prime Capital Fund - UBS Select Prime Capital Fund	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Total	0.01%	0.04%	Jul. 16, 2012